Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 6,434,610	R$ 6,149,814
Additions	(171,877)	(55,404)
Disposals	(4,174)	(13,073)
Business combination		(4,026)
Transfers	9,929	9,949
Monetary correction hyperinflation	331,117	624,562
Exchange rate variation	(459,167)	(277,212)
Ending balance	6,140,438	6,434,610
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,765,727	7,265,633
Additions	167,600	228,734
Disposals	(360,902)	(166,337)
Business combination		(4,026)
Transfers	9,929	15,921
Monetary correction hyperinflation	402,094	778,029
Exchange rate variation	(620,450)	(352,227)
Ending balance	7,363,998	7,765,727
Gross carrying amount [member] | Goodwill For Future Profitability [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,474,103	3,425,183
Additions
Disposals
Business combination		(4,026)
Transfers
Monetary correction hyperinflation	96,843	171,880
Exchange rate variation	(180,008)	(118,934)
Ending balance	3,390,938	3,474,103
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,881,199	1,733,335
Additions
Disposals
Business combination
Transfers
Monetary correction hyperinflation	114,516	203,246
Exchange rate variation	(122,462)	(55,382)
Ending balance	1,873,253	1,881,199
Gross carrying amount [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	57,426	110,208
Additions	465	19,609
Disposals		(69,950)
Business combination
Transfers
Monetary correction hyperinflation
Exchange rate variation	(2,999)	(2,441)
Ending balance	54,892	57,426
Gross carrying amount [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	517	4,740
Additions
Disposals		(4,223)
Business combination
Transfers		11
Monetary correction hyperinflation
Exchange rate variation		(11)
Ending balance	517	517
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,878	3,518
Additions
Disposals	(675)	(1)
Business combination
Transfers
Monetary correction hyperinflation	1,335	1,978
Exchange rate variation	(1,409)	(617)
Ending balance	4,129	4,878
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,340,251	1,119,534
Additions
Disposals
Business combination
Transfers
Monetary correction hyperinflation	156,141	381,289
Exchange rate variation	(278,650)	(160,572)
Ending balance	1,217,742	1,340,251
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	930,090	770,399
Additions	140	118
Disposals	(357,470)	(92,163)
Business combination
Transfers	214,757	240,679
Monetary correction hyperinflation	33,916	19,111
Exchange rate variation	(34,385)	(8,054)
Ending balance	787,048	930,090
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Beginning balance	77,263	98,716
Additions	166,995	209,007
Disposals	(2,757)	(0)
Business combination
Transfers	(204,828)	(224,769)
Monetary correction hyperinflation	(657)	525
Exchange rate variation	(537)	(6,216)
Ending balance	35,479	77,263
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,331,117)	(1,115,819)
Additions	(339,477)	(284,138)
Disposals	356,728	153,264
Business combination
Transfers		(5,972)
Monetary correction hyperinflation	(70,977)	(153,467)
Exchange rate variation	161,283	75,015
Ending balance	(1,223,560)	(1,331,117)
Accumulated depreciation and amortisation [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(39,336)	(106,749)
Additions	(11,353)	(5,023)
Disposals		69,950
Business combination
Transfers
Monetary correction hyperinflation
Exchange rate variation	2,848	2,486
Ending balance	R$ (47,841)	R$ (39,336)
Average rate	46.01%	62.71%
Accumulated depreciation and amortisation [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (347)	R$ (4,425)
Additions	(72)	(145)
Disposals		4,223
Business combination
Transfers
Monetary correction hyperinflation
Exchange rate variation
Ending balance	R$ (419)	R$ (347)
Average rate	16.45%	19.48%
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (3,824)	R$ (2,928)
Additions	(448)	(475)
Disposals	675
Business combination
Transfers
Monetary correction hyperinflation	(834)	(715)
Exchange rate variation	1,236	294
Ending balance	R$ (3,195)	R$ (3,824)
Average rate	8.52%	8.08%
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (622,106)	R$ (437,774)
Additions	(101,575)	(102,727)
Disposals
Business combination
Transfers
Monetary correction hyperinflation	(48,487)	(147,827)
Exchange rate variation	136,513	66,222
Ending balance	R$ (635,655)	R$ (622,106)
Average rate	6.67%	6.92%
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (665,504)	R$ (563,943)
Additions	(226,029)	(175,768)
Disposals	356,053	79,091
Business combination
Transfers		(5,972)
Monetary correction hyperinflation	(21,656)	(4,925)
Exchange rate variation	20,686	6,013
Ending balance	R$ (536,450)	R$ (665,504)
Average rate	43.58%	52.04%